Fees Summary	Jan. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 296,000
Previously Paid Amount	0.00
Total Fee Amount	45.32
Total Offset Amount	0.00
Net Fee	45.32
Narrative - Max Aggregate Offering Price	$ 296,000
Final Prospectus	true